Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
The following table summarizes transactions for our RSUs, excluding dividend equivalents, for 2013:

Restricted Stock Units	Number of RSUs	Weighted Average Grant Date Fair Value
RSUs at December 31, 2012	2,680,765	$12.26
Granted	834,435	$16.32
Vested	(974,476)	$12.00
Forfeited	(196,043)	$13.47
RSUs at December 31, 2013	2,344,681	$13.71